Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of defined benefit plan expense recognized in profit or loss

	December 31, 2017	December 31, 2016	December 31, 2015
Salaries	3,761,171	3,662,180	2,833,741
Pension costs	378,588	342,805	282,517
Other social benefits	277,468	301,537	191,079
Share based payments costs	354,851	290,783	311,671
Recruitment costs	125,731	391,035	—
Other personnel expenditures	(26,439)	40,827	24,557
Total employee benefits	4,871,370	5,029,167	3,643,565

Disclosure of net defined benefit liability (asset)
Change in fair value of plan assets

	2017	2016
Fair value of plan assets at January 1	5,030,407	3,851,943
Interest income	37,500	47,994
Return on plan assets excluding interest income	332,759	23,835
Employer contributions	236,074	220,306
Plan participants' contributions	236,074	218,275
Transfer-out amounts	(440,950)	(1,276,315)
Transfer-in amounts of new employees	622,205	1,953,079
Administration expense	(17,422)	(8,710)
Fair value of plan assets at December 31	6,036,647	5,030,407

Net defined benefit liability recognized in the statement of financial position

	December 31, 2017	December 31, 2016
Present value of funded defined benefit obligation	7,999,617	7,122,841
Fair value of plan assets	(6,036,647)	(5,030,407)
Net defined benefit liability	1,962,970	2,092,434

Change in defined benefit obligation

	2017	2016
Defined benefit obligation at January 1	7,122,841	5,427,776
Service costs	348,172	319,173
Plan participants' contribution	236,074	218,275
Interest cost	50,494	62,916
Actuarial losses	60,781	417,937
Transfer-out amounts	(440,950)	(1,276,315)
Transfer-in amounts of new employees	622,205	1,953,079
Defined benefit obligation at December 31	7,999,617	7,122,841

Disclosure of defined benefit plans
Defined Benefit Cost

	2017	2016	2015
Service cost	348,172	319,173	261,778
Net interest expense	12,994	14,922	14,873
Administration expense	17,422	8,710	5,866
Total defined costs for the year recognized in profit or loss	378,588	342,805	282,517

Remeasurement of the Defined Benefit Liability

	2017	2016	2015
Actuarial loss (gain) arising from changes in financial assumptions	(150,552)	412,396	(167,623)
Actuarial loss arising from experience adjustments	211,331	264,417	175,375
Actuarial gain arising from demographic assumptions	—	(258,876)	—
Return on plan assets excluding interest income	(332,759)	(23,835)	46,164
Total defined benefit cost for the year recognized in the other comprehensive loss	(271,980)	394,102	53,916

Assumptions

At December 31	2017	2016	2015
Discount rate	0.80%	0.70%	1.10%
Future salary increase	1.10%	1.10%	1.10%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2015G	BVG2015G	BVG 2010G

Disclosure of sensitivity analysis for actuarial assumptions
Sensitivity analysis
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

December 31,	2017	2016
Change in assumption	0.25 % increase	0.25 % increase
Discount rate	(354,477)	(324,057)
Salary increase	49,707	42,181
Pension indexation	189,965	201,221
Change in assumption	+ 1 year	+ 1 year
Life expectancy	182,977	167,161